Warrant Liability (Tables)	6 Months Ended
Jun. 30, 2018
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Warrants Outstanding and Exercisable

The following table outlines the number of warrants outstanding and exercisable as of June 30, 2018 and December 31, 2017, respectively:

	June 30, 2018	December 31, 2017
	Number of	Number of
Warrants	Warrants	Warrants	Exercise	Expiration
Outstanding	Outstanding	Outstanding	Price	Date
Series A	-	525,621	$7.73	05/27/2018

Schedule of Changes in the Fair Value of Derivative Warrant Liabilities

Changes in the fair value of the derivative warrant liabilities and key assumptions at the issue date and each reporting date are as follows:

	Series A
	Warrants	Total
Balance at January 1, 2017	$3,719	$3,719
Adjustment resulting from the change in the fair value for the reporting period	(3,719)	(3,719)

Balance at December 31, 2017	$-	$-